General & Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General & Administrative Expenses [Abstract]
General and Administrative Expenses
General and Administrative Expenses:

(Dollars in thousands)	2020	2019	2018
Total Compensation to Employees and Directors	$14,163	$10,331	$11,289
Office and Administrative Expenses	2,413	2,633	2,449
Audit, Legal and Consultancy	1,313	1,826	1,314
Total General and Administrative Expenses	$17,890	$14,789	$15,052

Stock Compensation Series
Stock Compensation Series

	Number of shares/ options	Vesting Period	Fair value at grant date
(1) Granted October 2005, stock options	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options	155,000	5 years	1.31
(5) Granted June 2013, stock options	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	4.61
(17) Granted January 2018, restricted shares	355,000	1 year	3.92
(18) Granted January 2018, restricted shares	212,000	3 years	2.30
(19) Granted January 2019, restricted shares	360,000	3 years	4.25
(20) Granted January 2019, restricted shares	200,000	3 years	3.04
(21) Granted March 2019, restricted shares	210,000	1 year	4.60
(22) Granted January 2020, restricted shares	460,000	3 years	8.22
(23) Granted January 2020, restricted shares	150,000	1 year	8.22
(24) Granted January 2020, restricted shares	200,000	1 year	3.5637

Reconciliation of Outstanding Restricted Common Stock and Share Options
The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **

Outstanding at December 31, 2017	1,086,331	310,000	$9.64
Granted	567,000
Exercised*	1,085,331
Forfeited	22,500	310,000	9.64
Outstanding at December 31, 2018	545,500	-	$-

Outstanding at December 31, 2018	545,500	-	$-
Granted	770,000
Exercised*	755,500
Forfeited	-
Outstanding at December 31, 2019	560,000	-	$-

Outstanding at December 31, 2019	560,000	-	$-
Granted	810,000
Exercised*	550,002
Forfeited	-
Outstanding at December 31, 2020	819,998	-	$-

*Does not include shares in lieu of dividends
**To be adjusted for dividends declared and paid subsequent to the respective grant dates.

Stock Compensation Expense	Stock Compensation Expense
(Dollars in thousands)	2020	2019	2018
Expense recognized from stock compensation	$4,792	$2,532	$2,458

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2020	2019	2018
Cash compensation	$3,897	$3,518	$3,989
Pension cost	33	36	202
Share compensation*	4,364	2,003	2,250
Total remuneration	$8,293	$5,556	$6,441

* Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives:

	2020	2019	2018
Directors and Executives as a group*	2,303,011	3,615,221	3,155,503

*Includes 619,998 (2019: 440,000, 2018: 465,000) shares of restricted stock subject to vesting conditions.